Goodwill and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Miscellaneous non-current assets [abstract]
Goodwill	$ 3,057	$ 3,057
Other assets	1,930	2,163
Total goodwill and other assets	$ 4,987	$ 5,220